Expected Benefit Payments to Retirees (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2016	$ 1,906
2017	1,757
2018	1,441
2019	1,391
2020	1,371
2021-2025	6,699
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
2016	1,390
2017	1,390
2018	1,384
2019	1,354
2020	1,349
2021-2025	$ 6,889